Short-term borrowings and long-term debt (Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	¥ 14,192,651	¥ 14,202,045
Less - Current portion due within one year	(4,186,277)	(4,290,449)
Long-term debt	10,006,374	9,911,596
Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Long-term debt	3,215,309	3,318,865
Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Long-term debt	1,963,057	2,080,362
Medium-term Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	6,994,629	6,923,511
Unsecured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	1,569,517	1,430,022
Unsecured Notes | Parent Company
Debt Instrument [Line Items]
Long-term debt	370,000	370,000
Secured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt	59,513	57,036
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term capital lease obligations	¥ 20,626	¥ 22,249